RESTRUCTURING CHARGES	12 Months Ended
Dec. 31, 2012
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RESTRUCTURING CHARGES
RESTRUCTURING CHARGES

In the third quarter of 2012, we completed a comprehensive assessment of the damage resulting from the fire and explosion at our paper mill in Sartell, Minnesota, and announced the decision to permanently close the mill.  The permanent closure of the Sartell mill reduced our annual coated groundwood paper capacity by 180,000 tons, or approximately 20%, and eliminated approximately 35,000 tons annually of supercalendered paper capacity.  In conjunction with the closure, our workforce was reduced by approximately 265 employees.  In 2011, we permanently shut down a paper machine at our mill in Bucksport, Maine, and two paper machines at the Sartell mill, thereby reducing our annual coated groundwood paper capacity by 193,000 tons.

The following table details the charges incurred related primarily to the mill closure in 2012 and paper machine shutdowns in 2011 as included in Restructuring charges on our accompanying consolidated statements of operations:

	Year Ended December 31,
(Dollars in thousands)	2012	2011	Cumulative Incurred
Property and equipment	$66,521	$7,068	$73,589
Severance and benefit costs	19,373	15,004	34,377
Write-off of spare parts and inventory	6,934	2,278	9,212
Trademark impairment	3,693	—	3,693
Write-off of purchase obligations and commitments	2,420	—	2,420
Other miscellaneous costs	3,463	114	3,577
Total restructuring costs	$102,404	$24,464	$126,868

There were no restructuring charges for the year ended December 31, 2010.

The following details the changes in our associated restructuring reserve liabilities during the years ended December 31, 2012 and 2011 which is included in Accrued liabilities on our consolidated balance sheets:

	Year Ended December 31,
(Dollars in thousands)	2012	2011
Beginning balance of reserve	$10,763	$—
Severance and benefit costs	15,500	11,679
Severance and benefit payments	(22,230)	(1,006)
Purchase obligations	2,488	90
Payments on purchase obligations	(1,355)	—
Purchase obligation reserve adjustments	(68)	—
Ending balance of reserve	$5,098	$10,763

Severance and benefit costs incurred in excess of severance and benefits costs accrued consist primarily of $2.5 million of pension and workers compensation expense and $1.3 million of salaries and benefit costs for employees continuing to provide services,  which were expensed as incurred.